Financial Assets Measured at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income
	December 31, 2022	December 31, 2023
	RM	RM	USD

At beginning of year	34,221,879	12,819,747	2,793,399
Addition	-	50,492,301	11,002,179
Disposal	-	(27,423,012)	(5,975,424)
Fair value adjustment	(21,402,132)	2,378,581	518,288
Currency realignment	-	101,212	22,055
At end of year	12,819,747	38,368,829	8,360,497
	December 31, 2022	December 31, 2023
	RM	RM	USD
Listed equity security
- Treasure Global Inc.	12,819,747	36	8

Unlisted equity securities
- Sagtec Global Limited	-	7,746,738	1,688,000
- YY Group Holding Limited	-	23,738,105	5,172,489
- GlobexUS Holdings Corp	-	6,883,950	1,500,000
	-	38,368,793	8,360,489
	12,819,747	38,368,829	8,360,497

Schedule of Fair Value Measurements Categorized within Level 2 of the Fair Value Hierarchy	The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2023 are shown below:
Revenue growth rate	A decrease in revenue growth rate would result in a decrease in fair value.
Weighted Average Cost of Capital (“WACC”)	An increase in WACC would result in a decrease in fair value.
Price Earnings (“P/E”) Multiples	A decrease in P/E would result in decrease in the fair value.
Discount for lack of marketability (“DLOM”)	An increase in DLOM would result in a decrease in fair value.